May 10, 2024
Venerable Large Cap Index Fund
Investment Objective

  The Venerable Large Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.15%	0.15%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.13%	0.13%
Total Annual Operating Expenses	0.58%	0.28%
Less Waivers and Reimbursements[2]	(0.07%)	0.00%
Total Annual Operating Expenses Less Waivers and Reimbursements	0.51%	0.28%

[1]  Other Expenses are based on estimated amounts for the current fiscal year.

[2]  Until August 16, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.51% for Class V shares and 0.28% for Class I shares. Termination or modification of these obligations prior to August 16, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$52	$171
Class I	$29	$90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in companies that are included in a benchmark index that measures the investment return of large capitalization stocks. Typically, the actual percentage is considerably higher. The Fund uses an index-based investment approach designed to track the Standard & Poor's 500 Index ("S&P 500 Index"), a widely recognized benchmark of U.S. stock market performance whose constituents are generally considered large capitalization stocks.

The Adviser has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund generally seeks to replicate the performance of the S&P 500 Index by giving approximately the same weight to a given stock as the index does. However, under extraordinary circumstances, the Fund may at times hold securities not included in the index or may not hold stocks in the same proportions as the index (for example, as a result of corporate actions with respect to stocks included in the index (such as mergers and spin-offs), legal restrictions that apply to the Fund but not to the index (such as diversification requirements), or liquidity considerations with respect to a stock or extraordinary circumstances (such as if trading in a stock has been halted)). The Fund may sell stocks that are represented in the index in anticipation of their removal from the index or buy stocks that are not yet represented in the index in anticipation of their addition to the index.

The Fund pursues a strategy to be fully invested by exposing its cash to the performance of the S&P 500 Index by purchasing index futures contracts.

The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry to the extent that the S&P 500 Index is also concentrated.

As of the date of this Prospectus, a significant portion of the S&P 500 Index consisted of securities of companies in the information technology sector.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.